Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related party transactions
Schedule of company's senior management
Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of balances with related parties
Item	06.30.2026	06.30.2025
Trade and other receivables	48,054	69,940
Investments in financial assets	23,483	10,994
Borrowings	(442)	(1,623)
Trade and other payables	(32,804)	(27,140)
Total	38,291	52,171
Related party	06.30.2026	06.30.2025	Description of transaction	Item
New Lipstick	360	390	Sale, leases and services receivables	Trade and other receivables
Comparaencasa Ltd.	551	3,486	Other investments	Investments in financial assets
	-	487	Loans granted	Trade and other receivables
Banco Hipotecario S.A.	63	69	Sale, leases and services receivables	Trade and other receivables
	2,466	24,975	Dividends receivable	Trade and other receivables
La Rural S.A.	3,108	2,517	Canon	Trade and other receivables
	(375)	(658)	Others	Trade and other payables
	51	7	Others	Trade and other receivables
	(8)	(1)	Leases and/or rights of use payable	Trade and other payables
Other associates and joint ventures (1)	-	(1,143)	Loans obtained	Borrowings
	142	12	Management Fee	Trade and other receivables
	(89)	(80)	Others	Trade and other payables
	142	65	Others	Trade and other receivables
	1	1	Share based payments	Trade and other receivables
	-	21	Loans granted	Trade and other receivables
Total associates and joint ventures	6,412	30,148
Cresud	1,302	-	Sale, leases and services receivables	Trade and other receivables
	(9,157)	(4,233)	Corporate services payable	Trade and other payables
	4,940	4,333	Bonds	Investments in financial assets
	21	-	Advances	Trade and other receivables
	242	-	Long-term Incentive Plan	Trade and other receivables
	(3)	(4)	Share based payments	Trade and other payables
Total parent company	(2,655)	96
Futuros y Opciones.com S.A.	2	-	Sale, leases and services receivables	Trade and other receivables
Amauta Agro S.A.	4	4	Sale, leases and services receivables	Trade and other receivables
	-	(5)	Others	Trade and other payables
Helmir S.A.	(442)	(480)	Non-convertible notes	Borrowings
Total subsidiaries of parent company	(436)	(481)
Directors	(11,271)	(8,584)	Fees for services received	Trade and other payables
	22	7	Advances	Trade and other receivables
Galerias Pacifico	16	4	Others	Trade and other receivables
Sutton	7,713	8,173	Loans granted	Trade and other receivables
	(90)	(135)	Others	Trade and other payables
Rundel Global LTD	2,925	3,175	Other investments	Investments in financial assets
Yad Leviim LTD	32,135	33,038	Loans granted	Trade and other receivables
Golden Juniors Segregated Portfolio	15,067	-	Mutual funds	Investments in financial assets
Sociedad Rural Argentina S.A.	(8,986)	(13,000)	Others	Trade and other payables
Rodrigo Benzaquen	(2,739)	-	Others	Trade and other payables
Others	(81)	(132)	Leases and/or rights of use receivable	Trade and other payables
	176	122	Others	Trade and other receivables
	(5)	(41)	Others	Trade and other payables
	-	(267)	Dividends payable	Trade and other payables
	88	48	Reimbursement of expenses receivable	Trade and other receivables
Total directors and others	34,970	22,408
Total at the end of the year	38,291	52,171

Summary of the results with related parties
Related party	06.30.2026	06.30.2025	06.30.2024	Description of transaction
BHN Vida S.A	-	-	(45)	Leases and/or rights of use
BHN Seguros Generales S.A.	2	-	(16)	Leases and/or rights of use
Comparaencasa Ltd.	(3,595)	(85)	2,910	Financial operations
Other associates and joint ventures (1)	(200)	36	397	Financial operations
	(21)	(459)	100	Leases and/or rights of use
	(809)	-	-	Fees and remuneration
	800	636	514	Corporate services
Total associates and joint ventures	(3,823)	128	3,860
Cresud	849	829	147	Leases and/or rights of use
	(18,099)	(15,683)	(18,534)	Corporate services
	10,478	43	(288)	Financial operations
Total parent company	(6,772)	(14,811)	(18,675)
Helmir S.A.	(28)	(59)	(560)	Financial operations
Futuros y Opciones.com S.A.	(122)	(58)	-	Financial operations
Total subsidiaries of parent company	(150)	(117)	(560)
Directors	(24,430)	(24,442)	(24,945)	Fees and remunerations
Senior Management	(544)	(1,259)	(1,003)	Fees and remunerations
Rundel Global LTD	-	-	6,035	Financial operations
Yad Leviim LTD	1,870	1,842	1,744	Financial operations
Golden Juniors Segregated Portfolio	7,160	-	-	Financial operations
Sociedad Rural Argentina S.A.	2,375	2,266	7,269	Financial operations
Others	157	155	115	Corporate services
	(347)	(349)	(359)	Leases and/or rights of use
	(460)	(369)	(840)	Financial operations
	(1,416)	(940)	(660)	Donations
	(1,251)	(1,498)	(1,894)	Fees and remuneration
	(803)	(833)	(908)	Legal services
Total others	(17,689)	(25,427)	(15,446)
Total at the end of the year	(28,434)	(40,227)	(30,821)

Schedule of transactions with related parties
Related party	06.30.2026	06.30.2025	Description of the operation
Puerto Retiro S.A.	-	(47)	Irrevocable contributions
Total irrevocable contributions	-	(47)
Cresud	(117,060)	(76,254)	Dividend distributed
Helmir S.A.	-	(4,308)	Dividend distributed
Total dividends distributed	(117,060)	(80,562)
Cyrsa S.A.	-	825	Dividends received
Banco Hipotecario S.A.	4,083	27,750	Dividends received
La Rural S.A.	6,290	6,624	Dividends received
Nuevo Puerto Santa Fe S.A.	3,000	517	Dividends received
Total dividends received	13,373	35,716